Property and Equipment, Net (Tables)	12 Months Ended
Apr. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	As of April 30, 2023 and 2024, property and equipment consist of the following:
	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Land	¥218,980	¥218,980	$1,390
Buildings and improvements	161,503	161,503	1,025
Leasehold improvements	98,626	193,982	1,231
Vehicles	7,954	7,954	50
Tools and fixtures	341,076	400,060	2,540
Construction in progress	4,400	—	—
Total property and equipment	832,539	982,479	6,236
Less: Accumulated depreciation and amortization	(324,761)	(405,611)	(2,574)
Property and equipment, net	¥507,778	¥576,868	$3,662